Shareholder Report, Holdings (Details) - MRP SynthEquity ETF	Dec. 31, 2025
U.S. Treasury Note/Bond, Interest Rate: 4.13%, Maturity: 6/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
U.S. Treasury Note/Bond, Interest Rate: 4.38%, Maturity: 12/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
U.S. Treasury Note/Bond, Interest Rate: 4.63%, Maturity: 9/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
U.S. Treasury Note/Bond, Interest Rate: 4.63%, Maturity: 3/16/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
S&P 500 Index Purchased Call Option, Expiration: 11/20/2026; Exercise Price: $7,075.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
S&P 500 Index Purchased Call Option, Expiration: 11/20/2026; Exercise Price: $8,600.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
S&P 500 Index Written Call Option, Expiration: 11/20/2026; Exercise Price: $8,800.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
S&P 500 Index Purchased Call Option, Expiration: 1/16/2026; Exercise Price: $5,300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S&P 500 Index Purchased Put Option, Expiration: 1/16/2026; Exercise Price: $7,400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
S&P 500 Index Written Put Option, Expiration: 1/16/2026; Exercise Price: $5,300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.10%
Option Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cash and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%